Stockholders' Equity - Equity Offerings (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note
Common stock, shares authorized		150,000,000	100,000,000
Common stock, par value		$ 0.001	$ 0.001
2022 Sales Agreement
Stockholders' Equity Note
Issuance of common stock, net of issuance costs, shares	9,822,930	0
Price per share	$ 3.01
Aggregate net proceeds from stock sale	$ 28,700,000
Common stock available for sale under agreement		$ 66,000,000
2022 Sales Agreement | Maximum
Stockholders' Equity Note
Common stock available for sale under agreement	$ 100